Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss)/income for the year	$ 71,134,002	$ 29,510,928	$ (3,639,979)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	15,629,116	12,290,463	8,674,663
Amortization of deferred finance charges	474,039	94,007	32,587
Noncash lease expense	62,609
Shared based compensation	2,434,855	117,256
Impairment loss	8,996,023	0	0
Net gain on sale of vessel - related party	(8,182,777)	0	0
Unrealized foreign exchange gain on time deposits	(426,040)
Changes in operating assets and liabilities:
Trade and other receivables	(6,477,912)	(6,497,828)	(734,400)
Other current assets	(62,771)	(240,002)	173,930
Inventories	(1,908,513)	(5,248,577)	577,151
Changes in operating lease liabilities	(62,609)
Advances and prepayments	(181,990)	(22,364)	(10,943)
Trade accounts payable	118,523	6,685,211	289,086
Due from related party	(2,248,863)
Due to related party	(692,104)	2,105,698	(708,968)
Accrued liabilities	1,383,841	1,495,632	238,351
Deferred income	(54,903)	607,638	347,727
Dividends income from related party	(404,167)	0	0
Net cash provided by operating activities	79,530,359	40,898,062	5,239,205
Cash flows from investing activities:
Dividends income received	241,667
Proceeds from sale of vessel, net	3,865,890
Acquisition and improvement of vessels	(28,145,103)	(118,678,560)	(142,600)
Maturity of bank time deposits	(167,501,480)	(68,000,000)
Purchase of bank time deposits	203,827,710
Net cash (used in)/provided by investing activities	12,288,684	(186,678,560)	(142,600)
Cash flows from financing activities:
Proceeds from issuance of Series B preferred shares		200,000
Net transfers to former Parent Company			(7,792,798)
Dividends paid to former Parent Company			(25,752,729)
Proceeds from equity offerings	29,070,586	168,001,415
Stock issuance costs	(1,492,817)	(11,179,941)
Stock repurchase	(5,885,727)
Warrants repurchase	(1,521,738)
Deferred finance charges paid		(404,633)	(196,000)
Customer deposits paid		(368,000)	(500,000)
Dividends paid on preferred shares	(2,130,254)	(1,740,983)	(130,574)
Loan repayments	(70,438,500)	(5,354,000)
Proceeds from long-term debt		47,792,500	28,000,000
Cash retained by C3is Inc. at spin off	(5,000,000)
Net cash (used in)/provided by financing activities	(57,398,450)	196,946,358	(6,372,101)
Net (decrease)/increase in cash, cash equivalents and restricted cash	34,420,593	51,165,860	(1,275,496)
Cash, cash equivalents and restricted cash at the beginning of the year	57,506,919	6,341,059	7,616,555
Cash, cash equivalents and restricted cash at the end of the year	91,927,512	57,506,919	6,341,059
Supplemental cash flow information:
Interest paid	1,735,054	898,368
Non cash investing activity – Vessel improvements included in liabilities	859,320
Non cash investing and financing activity – Part payment of vessel acquisition through issuance of Series C Preferred Shares	10,000,000
Non cash investing activity – Dividend on Series A Perpetual Convertible Preferred shares included in related parties	162,500
Distribution of net assets of C3is Inc. to shareholders and warrant holders	20,957,952
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	91,927,512	50,901,092	3,389,834
Restricted cash, current	0	1,005,827	451,225
Restricted cash, non-current	0	5,600,000	2,500,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 91,927,512	$ 57,506,919	$ 6,341,059